LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings agreements (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Mar. 29, 2019
PT Sarana Multi Infrastruktur | Dayamitra
Borrowings and other credit facilities
Maximum debt to equity ratio	5
Minimum debt service coverage	100.00%
Pt Sarana Multi Infrastructure Other Borrowings One Issued On October 122016 [Member] | Rupiah | Dayamitra
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%
Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member]
Borrowings and other credit facilities
Unused facility	Rp 106
Net debt to EBITDA ratio	4.00%
Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Telkomsat
Borrowings and other credit facilities
Total facility		Rp 164
Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Rupiah | Telkomsat
Borrowings and other credit facilities
Total facility	Rp 164
Current period payment	Rp 11
The company | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Maximum debt to equity ratio	2
Minimum debt service coverage	125.00%
The company | Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member]
Borrowings and other credit facilities
Total facility		Rp 2,836
Quarterly repayment of interest | Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Rupiah | Telkomsat
Borrowings and other credit facilities
Interest rate (as a percent)	8.49%
Quarterly repayment of interest | The company | Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,836
Current period payment	Rp 350
Interest rate adjustment (as a percent)	8.49%
Repayment of Interest, Semi Annually | Pt Sarana Multi Infrastructure Other Borrowings One Issued On October 122016 [Member] | Rupiah | Dayamitra
Borrowings and other credit facilities
Total facility	Rp 700
Current period payment	100
Repayment of Interest, Semi Annually | Pt Sarana Multi infrastructure Other Borrowings Two Issued On March 292017 [Member] | Rupiah | Dayamitra
Borrowings and other credit facilities
Total facility	600
Current period payment	Rp 514
Interest rate (as a percent)	1.85%
Repayment of Interest, Semi Annually | The company | Pt Sarana Multi Infrastructure Other Borrowings Three Issued On November 142018 [Member] | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,000
Current period payment	Rp 220
Interest rate (as a percent)	1.75%